Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue.
Summary of breakdown of revenue by sales channel

	For the six months ended June 30,
(Euro thousands)	2025	2024
Direct To Consumer (DTC)	80,102	104,574
Wholesale	46,757	59,589
Other (1)	6,536	6,813
Total revenue by sales channel	133,395	170,976
(1)	Other revenues mainly include royalties and certain sales of old season products.

Summary of disclosure of revenue of geographical area

	For the six months ended June 30,
(Euro thousands)	2025	2024
EMEA	55,411	75,704
North America	58,304	64,324
Greater China	10,237	19,761
Other Asia	9,443	11,187
Total revenue by geographic area	133,395	170,976